Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 74,396	$ 71,257	$ 192,148
Short-term investments, net	70,059	91,925	21,330
Accounts receivable, net	18,601	14,953	19,053
Inventories, net	35,061	32,005	15,077
Prepaid expenses and other current assets	4,802	4,507	2,406
Total current assets	202,919	214,647	250,014
Property, plant and equipment, net	18,896	18,325	7,484
Long-term investments, net			4,006
Other intangible assets, net	2,039	2,014	1,596
Deferred financing costs, net	2,575	2,653	2,939
Other assets	3,546	3,093	1,538
Total assets	229,975	240,732	267,577
Current liabilities:
Accounts payable	7,297	5,025	3,890
Other accrued liabilities	12,628	12,436	7,001
Total current liabilities	19,925	17,461	10,891
Convertible senior notes, net	95,719	94,277	88,922
Other long-term liabilities	2,374	2,210
Commitments and contingencies
Stockholders' equity:
Preferred stock, value
Common stock, value	14	14	14
Additional paid-in capital	320,854	316,748	302,533
Accumulated deficit	(201,169)	(182,324)	(127,269)
Accumulated other comprehensive loss:
Cumulative translation adjustments	(7,733)	(7,631)	(7,548)
Unrealized gain (loss) on investments	(9)	(23)	34
Total accumulated other comprehensive loss	(7,742)	(7,654)	(7,514)
Total stockholders' equity	111,957	126,784	167,764
Total liabilities and stockholders' equity	$ 229,975	$ 240,732	$ 267,577